Schedule III - Real Estate and Accumulated Depreciation (Parenthetical) (Details)	Dec. 31, 2025 USD ($)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Federal Income Tax Basis	$ 555,522,181